Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	Jul. 06, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000005539
Account Value [Line Items]
Account Value	$ 12,434	$ 12,512	$ 12,310	$ 11,909	$ 12,023	$ 11,678	$ 11,433	$ 11,470	$ 11,288	$ 11,211	$ 11,225	$ 11,486	$ 12,091	$ 12,466	$ 12,444	$ 12,339	$ 12,025	$ 11,981	$ 11,802	$ 11,512	$ 12,008	$ 11,601	$ 11,669	$ 11,371	$ 11,022	$ 10,804	$ 10,853	$ 10,801	$ 10,694	$ 10,731	$ 10,801		$ 10,680	$ 10,441	$ 10,238	$ 10,762	$ 10,588	$ 10,406	$ 10,216	$ 10,069	$ 9,965	$ 10,000
C000193178
Account Value [Line Items]
Account Value	587,332	590,856	581,195	562,102	567,329	550,928	539,234	540,840	532,144	528,408	528,944	541,127	569,509	587,064	585,896	580,313	565,872	563,678	555,125	541,387	564,151	545,359	548,416	534,322	517,798	507,426	509,156	507,046	502,352	503,518	506,773	$ 500,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,590	12,588	12,434	12,041	12,228	11,996	11,721	11,728	11,600	11,504	11,524	11,670	12,223	12,592	12,613	12,521	12,304	12,348	12,199	11,955	12,175	11,772	11,816	11,498	11,123	10,851	10,869	10,805	10,682	10,729	10,816		$ 10,686	$ 10,421	$ 10,162	$ 10,721	$ 10,533	$ 10,395	$ 10,184	$ 10,031	$ 9,949	$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 591,928	$ 591,810	$ 584,591	$ 566,100	$ 574,904	$ 564,005	$ 551,041	$ 551,363	$ 545,356	$ 540,844	$ 541,805	$ 548,673	$ 574,649	$ 591,991	$ 592,995	$ 588,667	$ 578,467	$ 580,547	$ 573,518	$ 562,052	$ 572,410	$ 553,458	$ 555,543	$ 540,548	$ 522,934	$ 510,139	$ 510,989	$ 508,013	$ 502,206	$ 504,440	$ 508,506	$ 500,000